CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2015 USD ($)
Current assets
Cash and cash equivalents	$ 16,305
Accounts receivable trade, net of allowance for doubtful accounts of $2,144 and $2,351, respectively	79,479
Accounts receivable, related parties	224
Inventories	701
Prepaid expenses and other current assets	10,408
Total current assets	107,117
Property and equipment	736,418
Accumulated depreciation	(367,726)
Property and equipment, net	368,692
Goodwill	150,771
Other intangible assets, net	19,840
Other assets	3,828
Total assets	650,248
Current liabilities
Accounts payable	9,745
Accounts payable and accrued expenses, related parties	112
Accrued salaries and benefits	2,658
Accrued insurance	16,437
Accrued expenses and other current liabilities	14,293
Current maturities of long-term debt	22,305
Total current liabilities	65,550
Other long term liabilities	11,582
Long-term debt, net of current maturities	245,341
Total liabilities	322,473
Commitments and contingencies (Note 8)
Members' capital-no Predecessor units and 38,398,649 Predecessor units issued and outstanding as of December 31, 2016 and 2015, respectively	317,154
Preferred stock
Total stockholders' equity	317,154
Noncontrolling interests	10,621
Total equity	327,775
Total liabilities and equity	$ 650,248